Equity Equity, ATM Program (Details) - USD ($) $ in Millions			3 Months Ended	9 Months Ended
	Aug. 22, 2017	Aug. 21, 2015	Sep. 30, 2017	Sep. 30, 2017
Partners' Capital Account, Public Sale of Units Net of Offering Costs				$ 3
2017 ATM Program [Member]
Equity Instrument Regulatory Filing Date	Aug. 22, 2017
Registration Filing Date		Aug. 21, 2015
Common Units Aggregate Value	$ 750
Partners' Capital Account, Units, Sale of Units			72,857	72,857
Partners' Capital Account, Public Sale of Units Net of Offering Costs			$ 3	$ 3